Cash and cash equivalents information (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Total cash and cash equivalents	€ 54,063	€ 55,386	€ 156,069	€ 123,282
Short-term Deposits
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Total cash and cash equivalents	49,601	32,919
Short-term Deposits | U.S. Dollars
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Total cash and cash equivalents	44,981	32,919
Short-term Deposits | Euro
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Total cash and cash equivalents	4,620	0
Cash at Banks
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Total cash and cash equivalents	4,462	22,468
Cash at Banks | U.S. Dollars
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Total cash and cash equivalents	550	748
Cash at Banks | Euro
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Total cash and cash equivalents	€ 3,912	€ 21,720